Commitments - (Schedule of maturity analysis of operating lease payments) (Details) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 78.9	$ 27.3
Within one year [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	24.5	16.7
After one year but not more than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	52.3	7.7
More than five years [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum lease payments payable under non-cancellable operating lease	$ 2.1	$ 2.9